TRADE AND OTHER CURRENT ACCOUNTS PAYABLE - Accruable liabilities pursuant to the Company's operating leasing agreements (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 CLP ($)
Accruable liabilities pursuant to the Company's operating leasing agreements
Total	$ 8,677,350
Maturity within one year
Accruable liabilities pursuant to the Company's operating leasing agreements
Total	5,530,653
Maturity between one and five years
Accruable liabilities pursuant to the Company's operating leasing agreements
Total	1,201,980
More than 5 years
Accruable liabilities pursuant to the Company's operating leasing agreements
Total	$ 1,944,717
Minimum
Accruable liabilities pursuant to the Company's operating leasing agreements
Term of lease agreement (in years)	1 year
Maximum
Accruable liabilities pursuant to the Company's operating leasing agreements
Term of lease agreement (in years)	8 years